Share-Based Compensation (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	10 Months Ended	0 Months Ended		12 Months Ended				0 Months Ended
	Nov. 14, 2012	May 31, 2007	Nov. 19, 2007	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010	Dec. 28, 2008	Nov. 14, 2012
Predecessor Incentive Plan | Performance-Based Options
Assumptions used in estimating fair value of options
Dividend yield (as a percent)	0.00%
Expected volatility (as a percent)	50.00%
Risk-free interest rates (as a percent)	0.40%
Expected terms	3 years 11 months 1 day
Weighted-average fair value of options granted (in dollars per share)	$ 9.26
Predecessor | Option shares | Apollo Acquisition
Share-Based Compensation
Cash payment foregone with grant of replacement awards in acquisition (in dollars per share)		$ 22.00
Value of acquiree awards replaced by new grants in acquisition (in dollars)		$ 3.9
Awards issued in lieu of cash payment in acquisition (in shares)		194,250
Predecessor | Restricted stock | Apollo Acquisition
Share-Based Compensation
Cash payment foregone with grant of replacement awards in acquisition (in dollars per share)		$ 22.00
Value of acquiree awards replaced by new grants in acquisition (in dollars)		4.0
Awards issued in lieu of cash payment in acquisition (in shares)		197,659
Predecessor | Predecessor Incentive Plan
Share-Based Compensation
Maximum issuance of share grants (in shares)		1,600,000
Predecessor | Predecessor Incentive Plan | Option shares
Shares
Granted (in shares)	71,854	888,140	122,621	238,417	234,192	157,867	86,058
Predecessor | Predecessor Incentive Plan | Time-Based Options
Share-Based Compensation
Vesting period	4 years
Term of options	7 years
Shares
Outstanding at the beginning of the period (in shares)	632,546							668,473
Granted (in shares)	35,927
Outstanding at the end of the period (in shares)	668,473			632,546				668,473
Exercisable at the end of the period (in shares)	668,473							668,473
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 20.32							$ 20.52
Granted (in dollars per share)	$ 24.10
Outstanding at the end of the period (in dollars per share)	$ 20.52			20.32				$ 20.52
Exercisable at the end of the period (in dollars per share)	$ 20.52							$ 20.52
Weighted-Average Remaining Contractual Term, Outstanding	4 years 2 months 19 days			4 years 11 months 23 days
Weighted-Average Remaining Contractual Term, Exercisable	4 years 2 months 19 days
Assumptions used in estimating fair value of options
Dividend yield (as a percent)	0.00%
Expected volatility (as a percent)	50.00%
Risk-free interest rates (as a percent)	0.40%
Expected terms	4 years 9 months
Weighted-average fair value of options granted (in dollars per share)	$ 10.03
Original estimated forfeiture rate (as a percent)	5.00%
Additional disclosures
Share-based compensation expense recognized (in dollars)	0.7
Accelerated vesting effective immediately prior to the closing of the Ares Acquisition (in dollars)								1.2
Predecessor | Predecessor Incentive Plan | Time-Based Options | Granted May 31, 2007
Assumptions used in estimating fair value of options
Revised estimated forfeiture rate (as a percent)				14.50%				14.10%
Forfeited to date (in shares)				135,975
Predecessor | Predecessor Incentive Plan | Time-Based Options | Granted November 19, 2007
Assumptions used in estimating fair value of options
Revised estimated forfeiture rate (as a percent)				21.00%				20.71%
Forfeited to date (in shares)				25,819
Predecessor | Predecessor Incentive Plan | Time-Based Options | Granted March 11, 2008
Assumptions used in estimating fair value of options
Revised estimated forfeiture rate (as a percent)				100.00%
Forfeited to date (in shares)				18,932
Predecessor | Predecessor Incentive Plan | Time-Based Options | Granted July 18, 2008
Assumptions used in estimating fair value of options
Revised estimated forfeiture rate (as a percent)				100.00%
Forfeited to date (in shares)				24,097
Predecessor | Predecessor Incentive Plan | Time-Based Options | Granted March 6, 2009
Assumptions used in estimating fair value of options
Revised estimated forfeiture rate (as a percent)				15.00%				14.41%
Forfeited to date (in shares)				18,934
Predecessor | Predecessor Incentive Plan | Time-Based Options | Granted September 3, 2010
Assumptions used in estimating fair value of options
Revised estimated forfeiture rate (as a percent)				100.00%
Forfeited to date (in shares)				1,721
Predecessor | Predecessor Incentive Plan | Time-Based Options | All other option grants
Assumptions used in estimating fair value of options
Revised estimated forfeiture rate (as a percent)								0.00%
Predecessor | Predecessor Incentive Plan | Performance-Based Options
Share-Based Compensation
Term of options	7 years
Number of annual installments for vesting	2
Period for commencement of annual vesting installments	1 year
Shares
Outstanding at the beginning of the period (in shares)	632,546							668,473
Granted (in shares)	35,927
Outstanding at the end of the period (in shares)	668,473			632,546				668,473
Exercisable at the end of the period (in shares)	688,473							688,473
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 20.32							$ 20.52
Granted (in dollars per share)	$ 24.10
Outstanding at the end of the period (in dollars per share)	$ 20.52			20.32				$ 20.52
Exercisable at the end of the period (in dollars per share)	$ 20.52							$ 20.52
Weighted-Average Remaining Contractual Term, Outstanding	4 years 2 months 19 days			4 years 11 months 23 days
Weighted-Average Remaining Contractual Term, Exercisable	4 years 2 months 19 days
Assumptions used in estimating fair value of options
Revised estimated forfeiture rate (as a percent)								0.00%
Additional disclosures
Share-based compensation expense recognized (in dollars)	1.8
Accelerated vesting effective immediately prior to the closing of the Ares Acquisition (in dollars)								$ 3.4
Predecessor | Predecessor Incentive Plan | Performance-Based Options | Grants other than January 1, 2012
Assumptions used in estimating fair value of options
Revised estimated forfeiture rate (as a percent)				2.00%
Predecessor | Predecessor Incentive Plan | Performance-Based Options | Granted January 1, 2012
Assumptions used in estimating fair value of options
Revised estimated forfeiture rate (as a percent)				0.00%